                                                                       UAM Funds

Independence Small Cap Portfolio

Semi-Annual Report                                                April 30, 2002

                        [LOGO] INDEPENDENCE INVESTMENTS

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                APRIL 30, 2002

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter .....................................................   1

Statement of Net Assets ..................................................   4

Statement of Operations ..................................................   8

Statement of Changes in Net Assets .......................................   9

Financial Highlights .....................................................  10

Notes to Financial Statements ............................................  11

--------------------------------------------------------------------------------

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

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April 30, 2002

Dear Shareholders:

Report on Performance of the Independence Small Cap Portfolio for the Six Months Ended April 30, 2002

The post 9/11 stock market rally continued through the end of 2001, but did not hold up in the first four months of 2002. Optimism regarding an economic recovery gave way to concerns about corporate profitability, especially when first quarter results were reported in April. Adding to investors' worries were other influences like Enron's collapse, the related troubles of Arthur Andersen, accounting issues, and asbestos liability. Small cap stocks, however, were big winners. For the six months ended April 30, 2002, the Russell 2000 Index rose 20.03%, compared to a 2.31% increase in the S & P 500. We beat both indexes, gaining 26.78% (net of all fees and expenses).

A number of stocks made positive contributions to our performance. Most notable were Penn National Gaming (2.5%), benefiting from improved cash flow and an increase in the per-play limit at its largest facility in West Virginia. MIM Corp., a pharmacy benefit management company, was another major factor in our strong performance as it moves ahead with the development of its specialty drug business. Two retailers, J. Jill Group (1.9%) and Fred's (1.6%), moved significantly higher based on improved growth prospects. On the negative side were Tetra Tech (2.4%), an engineering and consulting firm, and D.J. Orthopedics, a provider of orthopedics sports related products. Both companies reported disappointing earnings results.

Small cap stocks have outperformed for the past two years and have now made up all the ground lost in the prior three years. We still believe that small caps can continue to move ahead over at least the next several quarters. They remain relatively undervalued. In addition, they tend to do well coming out of recession. We expect the economy to expand in the second half of the current calendar year, which will be favorable for small stocks. At some point, earnings estimates for individual companies, large and small, should be raised to reflect that prospect of an expanding economy. Until that trend is firmly established, however, the overall market is

                                       1

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

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unlikely to break out on the upside. As far as our portfolio is concerned, we believe that we are well positioned in companies with solid fundamentals and attractive stock valuations, the types of stocks that should do well even in an uncertain market environment.

If you have any further questions or comments, please don't hesitate to contact me at (617) 228-8655.

Sincerely,





Charles S. Glovsky, CFA
Senior Vice President


All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.


                           Ten Largest Equity Holdings
                       (as a percentage of the Portfolio)

1. Waste Connections (3.4%)                6. Triumph Group (2.5%)
2. Flowserve (3.3%)                        7. Penn National Gaming (2.5%)
3. Scholastic (3.0%)                       8. Engineered Support Systems (2.5%)
4. Providence Healthcare (2.7%)            9. OM Group (2.5%)
5. WFS Financial (2.6%)                   10. Terex (2.4%)


                                       2

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

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                      Definition of the Comparative Indices
                      -------------------------------------

Russell 2000 Index is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

                                       3

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMON STOCK -- 87.6%

                                                      Shares     Value
                                                     --------  ---------
AUTOMOTIVE -- 1.4%
   Superior Industries International ..........        3,800   $ 195,966
                                                               ---------
BANKING -- 1.9%
   W Holding ..................................       13,500     250,830
                                                               ---------
BEAUTY PRODUCTS -- 1.6%
   Elizabeth Arden* ...........................       18,000     214,020
                                                               ---------
CAPITAL EQUIPMENT -- 2.4%
   Terex* .....................................       13,100     328,155
                                                               ---------

CHEMICALS -- 4.9%
   Cambrex ....................................        7,900     324,611
   OM Group ...................................        5,100     340,425
                                                               ---------
                                                                 665,036
                                                               ---------
COMMERCIAL BANKS -- 2.9%
   Cullen/Frost Bankers .......................        7,100     267,954
   First Charter ..............................        6,400     128,640
                                                               ---------
                                                                 396,594
                                                               ---------
COMPUTERS & SERVICES -- 1.7%
   Progress Software* .........................       13,800     232,530
                                                               ---------
DEFENSE -- 2.5%
   Engineered Support Systems .................        6,900     340,860
                                                               ---------
ELECTRONICS -- 5.4%
   Benchmark Electronics* .....................        8,400     255,360
   Excel Technology* ..........................       11,300     290,297
   Merix* .....................................       11,500     192,280
                                                               ---------
                                                                 737,937
                                                               ---------
ENTERTAINMENT -- 2.5%
   Penn National Gaming* ......................        8,900     342,116
                                                               ---------
ENVIRONMENTAL SERVICES -- 3.4%
   Waste Connections* .........................       12,900     455,370
                                                               ---------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                APRIL 30, 2002 (Unaudited)
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COMMON STOCK- continued

                                                          Shares         Value
                                                       -----------      --------
FINANCIAL SERVICES -- 3.2%

   Metris ............................................       5,400     $  70,416
   WFS Financial* ....................................      11,500       358,225
                                                                       ---------
                                                                         428,641
                                                                       ---------

INSURANCE -- 1.8%

   Philadelphia Consolidated Holding* ................       5,700       243,390
                                                                       ---------
MACHINERY -- 2.7%

   Clarcor ...........................................       4,100       132,430
   Cooper Cameron* ...................................       4,300       235,812
                                                                       ---------
                                                                         368,242

MEASURING DEVICES -- 2.2%

   FEI* ..............................................      11,300       298,659
                                                                       ---------
MEDICAL PRODUCTS & SERVICES -- 11.7%

   Albany Molecular Research* ........................      10,300       249,775
   Ameripath* ........................................       8,500       229,500
   Invacare ..........................................       4,500       170,190
   Pediatrix Medical Group* ..........................       6,500       305,435
   Province Healthcare* ..............................       9,700       373,547
   Respironics* ......................................       7,800       255,762
                                                                       ---------
                                                                       1,584,209
                                                                       ---------

MISCELLANEOUS BUSINESS SERVICES -- 3.1%

   Armor Holdings* ...................................      10,100       256,035
   Tetra Tech* .......................................      11,625       165,772
                                                                       ---------
                                                                         421,807
                                                                       ---------

MISCELLANEOUS MANUFACTURING -- 3.3%

   Flowserve* ........................................      12,900       445,050
                                                                       ---------
PETROLEUM & FUEL PRODUCTS -- 2.8%

   Helmerich & Payne .................................       5,500       226,655
   Noble Affiliates ..................................       4,100       160,105
                                                                       ---------
                                                                         386,760
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                APRIL 30, 2002 (Unaudited)
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COMMON STOCK- concluded

                                                         Shares         Value
                                                       ----------     ----------
PRINTING & PUBLISHING -- 5.2%

   Harland (John H.) ...............................     10,000       $  301,000
   Scholastic* .....................................      8,100          410,913
                                                                     -----------
                                                                         711,913
                                                                     -----------

PROFESSIONAL SERVICES -- 3.7%

   Jacobs Engineering Group* .......................      7,000          276,220
   Shaw Group* .....................................      7,400          225,922
                                                                     -----------
                                                                         502,142
                                                                     -----------

RAILROADS -- 1.7%

   Genesee & Wyoming* ..............................     10,500          229,530
                                                                     -----------
RETAIL -- 8.6%

   Cost Plus .......................................      5,500          161,975
   Duane Reade* ....................................     10,200          323,850
   Fred's ..........................................      5,600          217,979
   J Jill Group* ...................................      8,300          261,782
   Tweeter Home Entertainment Group*................     12,500          206,375
                                                                     -----------
                                                                       1,171,961
                                                                     -----------
RUBBER & PLASTIC -- 1.0%

   Spartech ........................................      5,300          141,722
                                                                     -----------
TRANSPORTATION -- 2.5%

   Triumph Group* ..................................      7,500          345,375
                                                                     -----------
TRUCKING -- 1.8%

   CNF .............................................      3,400          107,474
   Yellow* .........................................      4,900          132,153
                                                                     -----------
                                                                         239,627
                                                                     -----------

WHOLESALE -- 1.7%

   Fleming .........................................     10,600          233,624
                                                                     -----------
   TOTAL COMMON STOCK
     (Cost $9,299,803)                                                11,912,066
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

                                       6

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 11.0%

                                                                                  Face
                                                                                  Amount         Value
                                                                              --------------  ----------
   REPURCHASE AGREEMENT -- 11.0%
     Chase Securities, Inc. 1.55%, dated 04/30/02
     due 05/01/02, to be repurchased at $1,495,064
     collateralized by $1,433,231 of various
     U.S. Treasury Obligations,
     valued at $1,495,001
     (Cost $1,495,000) .....................................................   $ 1,495,000  $   1,495,000
                                                                                            -------------

   TOTAL INVESTMENTS -- 98.6%
     (Cost $10,794,803)(a) .................................................                   13,407,066
   OTHER ASSETS AND LIABILITIES, NET -- 1.4% ...............................                      191,933
                                                                                            -------------
 NET ASSETS CONSIST OF:

   Paid in Capital .........................................................                   10,146,722
   Accumulated Net Investment Loss .........................................                     (117,218)
   Accumulated Net Realized Gain ...........................................                      957,232
   Unrealized Appreciation on Investments ..................................                    2,612,263
                                                                                            -------------
   TOTAL NET ASSETS -- 100.0% ..............................................                $  13,598,999
                                                                                            =============
   Institutional Class Shares:
   Shares Issued and Outstanding
     (Authorized 50,000,000 - $0.0001 par value) ...........................                    1,258,245
   Net Asset Value, Offering and Redemption Price Per Share ................                      $ 10.81
                                                                                                  =======

* Non-Income Producing Security
(a) The cost for Federal income tax purposes was $10,794,803. At April 30, 2002 net unrealized appreciation for all securities based on tax cost was $2,612,263. This consisted of aggregate gross unrealized appreciation for all securities of $2,944,951 and an aggregate gross unrealized depreciation for all securities of $332,688.

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO
                                                FOR THE SIX MONTHS ENDED
                                                APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                       Value
                                                                    -----------

Investment Income
Dividends ....................................................      $    14,914
Interest .....................................................            5,289
Less: Foreign Taxes Withheld .................................             (176)
                                                                    -----------
   Total Income ..............................................           20,027
                                                                    -----------
Expenses

Investment Advisory Fees -- Note B ...........................           47,516
Administrative Fees -- Note C ................................           34,102
Shareholder Servicing Fees -- Note F .........................           20,748
Printing Fees ................................................           10,640
Legal Fees ...................................................            7,596
Registration and Filing Fees .................................            7,300
Audit Fees ...................................................            6,793
Directors' Fees -- Note E ....................................            3,331
Custodian Fees ...............................................            1,834
Other Expenses ...............................................            3,005
                                                                    -----------
   Total Expenses ............................................          142,865
Less:
Waiver of Investment Advisory Fees -- Note B .................           (5,590)
                                                                    -----------
   Net Expenses Before Expense Offset ........................          137,275
                                                                    -----------
Expense Offset -- Note A .....................................              (30)
                                                                    -----------
   Net Expenses After Expense Offset .........................          137,245
                                                                    -----------
Net Investment Loss ..........................................         (117,218)
                                                                    -----------
Net Realized Gain ............................................          970,635
Net Change in Unrealized Appreciation ........................        1,795,753
                                                                    -----------
Net Gain on Investments ......................................        2,766,388
                                                                    -----------
Net Increase in Net Assets Resulting From Operations .........      $ 2,649,170
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

                                                                  Six Months
                                                                     Ended        Year Ended
                                                                April 30, 2002    October 31,
                                                                  (Unaudited)        2001
                                                                --------------  -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Loss ......................................     $ (117,218)   $    (221,665)
   Net Realized Gain ........................................         970,635       3,953,082
   Net Change in Unrealized Appreciation (Depreciation) .....       1,795,753      (6,271,147)
                                                                 ------------   -------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations ..............................       2,649,170      (2,539,730)
                                                                 ------------   -------------
Distributions:

   Net Realized Gain ........................................     (3,744,417)       (258,278)
                                                                 ------------   -------------
Capital Share Transactions:
Institutional Class:

   Issued ...................................................       1,847,177       5,949,718
   In Lieu of Cash Distributions ............................       3,730,529         252,742
   Redeemed .................................................       (760,953)     (17,746,224)
                                                                 ------------   -------------
   Net Increase (Decrease) from
     Capital Share Transactions: ............................       4,816,753     (11,543,764)
                                                                 ------------   -------------
        Total Increase (Decrease) ...........................       3,721,506     (14,341,772)
                                                                 ------------   -------------
Net Assets:

   Beginning of Period ......................................       9,877,493      24,219,265
                                                                 ------------   -------------
   End of Period ............................................    $ 13,598,999   $   9,877,493
                                                                 ------------   -------------
Shares Issued and Redeemed:

   Shares Issued ............................................         179,128         402,600
   In Lieu of Cash Distributions ............................         393,101          20,802
   Redeemed .................................................        (74,154)      (1,317,270)
                                                                 ------------   -------------
   Net Increase (Decrease) in Shares Issued: ................         498,075        (893,868)
                                                                 ============   =============

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

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FINANCIAL HIGHLIGHTS


                                                                          Selected Per Share Data & Ratios
                                                            For a Share Outstanding Throughout Each Period

                                                                      Institutional Class Shares
                                                               -------------------------------------------
                                                  Six Months                                  December 16,
                                                     Ended        Year Ended      Year Ended   1998*** to
                                                  April 30, 2002  October 31,     October 31,  October 31,
                                                  (Unaudited)        2001            2000         1999
                                                  ----------      ----------      ----------   ----------
Net Asset Value, Beginning of Period ..........      $ 12.99         $ 14.64          $ 9.44       $10.00
                                                    --------        --------      ----------   ----------
Income from Investment Operations:
   Net Investment Loss ........................        (0.09)          (0.29)          (0.12)       (0.09)
   Net Realized and Unrealized
     Gain (Loss) ..............................         2.88           (1.17)           5.32         0.47)
                                                    --------        --------      ----------   ----------
   Total from Investment Operations ...........         2.79           (1.46)           5.20        (0.56)
                                                    --------        --------      ----------   ----------
Distributions:
Net Realized Gain .............................        (4.97)          (0.19)             --           --
                                                    --------        --------      ----------   ----------
Net Asset Value, End of Period ................      $ 10.81         $ 12.99         $ 14.64       $ 9.44
                                                    ========        ========      ==========   ==========
Total Return+ .................................        26.78%**        (9.92)%         55.08%       (5.60)%**
                                                    ========        ========      ==========   ==========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) .........     $ 13,599        $  9,877        $ 24,219      $15,893
Ratio of Expenses to Average Net Assets .......         2.44%*          1.97%           1.49%        1.85%*
Ratio of Net Investment Loss to
   Average Net Assets .........................        (2.08)%*        (1.54)%         (0.95)%      (1.11)%*
Portfolio Turnover Rate .......................           44%             65%             84%          91%

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain expenses not been waived by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

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 NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Independence Small Cap Portfolio, formerly the DSI Small Cap Value Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc. is a diversified, open-end management investment company. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek maximum capital appreciation consistent with reasonable risk to principal by investing in primarily smaller capital companies.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

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     default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

          6. Implementation of New Accounting Standards: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

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          B. Investment Advisory Services: Prior to February 2, 2001, under the terms of an investment advisory agreement, Dewey Square Investors Corporation ("DSI") provided investment advisory services to the Portfolios at a fee calculated at an annual rate of 0.85% of average daily net assets. Fees paid to DSI were $37,301. Beginning February 2, 2001, under the terms of an investment advisory agreement, Independence Investment LLC (the "Adviser"), an affiliate of John Hancock Financial Services, Inc., began providing investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.85% of average daily net assets.

     In addition DSI and the Adviser voluntarily agreed to limit their management fee to 0.075% of the average daily net assets of the Portfolio.

          C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500. The Administrator may, at its sole discretion waive all or a portion of its fees.

          Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

          DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend dispersing agent for the Portfolio under a transfer agency agreement with the UAM Funds.

          Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, ("PBHGSSC", formerly UAM Shareholder Service Center, "UAMSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended April 30, 2002, PBHGSSC was paid $6,850 by the Portfolio.

          D. Distribution Services: The UAM Funds and Funds Distributor, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

          Prior to April 1, 2001, the UAM Fund Distributors, Inc., distributed the shares of the Portfolio.

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--------------------------------------------------------------------------------

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds, (however, including retainer fees, each Board member must receive a minimum of $7,500 for each meeting other than a private or telephone meeting).

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the the six month period ended April 30, 2002, the Portfolio made purchases of $4,678,042 and sales of $4,855,938 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2002, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2002, 83% of total shares outstanding were held by 2 record shareholders, each owning 10% or greater of the aggregate total shares outstanding.

     J. Reorganization: The Board of Directors of UAM Funds, Inc. and UAM Funds, Inc. II and the Board of Trustees of UAM Funds Trust approved a reorganization of the UAM Funds (the "Reorganization"), whereby the assets and liabilities of each UAM Fund would be transferred into corresponding portfolios of The Advisors' Inner Circle Fund. As a result of the Reorganization, each UAM Fund shareholder will become a shareholder of the corresponding Advisors' Inner Circle Fund portfolio. The Reorganization is scheduled to occur at the close of business on June 21, 2002.

                                       14

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                                     NOTES

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                                     NOTES

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                                     NOTES

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UAM FUNDS                                       INDEPENDENCE SMALL CAP PORTFOLIO

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Officers and Directors

Scott F. Powers                           Linda T. Gibson
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajden Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher F. Salfi
Director                                  Treasurer

Philip D. English                         Suzan M. Barron
Director                                  Assistant Secretary

William A. Humenuk                        Molly S. Mugler
Director                                  Assistant Secretary
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UAM Funds

P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser

Independence Investment LLC
Exchange Place
53 State Street
Boston, MA 02109

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109


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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
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